UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Terry H. Lin, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: May 31

Date of reporting period: February 28, 2015

Item 1. Schedule of Investments.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 38.8%
8,162,298	TIAA-CREF Bond Fund	$86,765,226
3,504,204	TIAA-CREF Bond Plus Fund	37,600,107
349,647	TIAA-CREF Emerging Markets Debt Fund	3,437,033
894,912	TIAA-CREF High-Yield Fund	8,984,917
	TOTAL FIXED INCOME	136,787,283

INFLATION-PROTECTED ASSETS - 10.0%
3,051,195	TIAA-CREF Inflation-Linked Bond Fund	35,302,326
	TOTAL INFLATION-PROTECTED ASSETS	35,302,326

INTERNATIONAL EQUITY - 13.3%
858,060	TIAA-CREF Emerging Markets Equity Fund	8,795,119
1,416,002	TIAA-CREF Enhanced International Equity Index Fund	10,818,253
255,305	TIAA-CREF Global Natural Resources Fund	2,254,343
1,222,232	TIAA-CREF International Equity Fund	14,067,889
1,027,523	TIAA-CREF International Opportunities Fund	11,128,070
	TOTAL INTERNATIONAL EQUITY	47,063,674

SHORT-TERM FIXED INCOME - 10.0%
27,890	TIAA-CREF Money Market Fund	27,890
3,393,397	TIAA-CREF Short-Term Bond Fund	35,223,457
	TOTAL SHORT-TERM FIXED INCOME	35,251,347

U.S. EQUITY - 27.8%
1,601,772	TIAA-CREF Enhanced Large-Cap Growth Index Fund	18,932,944
1,689,319	TIAA-CREF Enhanced Large-Cap Value Index Fund	17,501,341
1,288,248	TIAA-CREF Growth & Income Fund	16,103,095
1,132,630	TIAA-CREF Large-Cap Growth Fund	17,918,200
998,528	TIAA-CREF Large-Cap Value Fund	18,243,108
20,813	TIAA-CREF Mid-Cap Growth Fund	463,307
15,801	TIAA-CREF Mid-Cap Value Fund	392,492
470,698	TIAA-CREF Small-Cap Equity Fund	8,397,261
	TOTAL U.S. EQUITY	97,951,748

	TOTAL TIAA-CREF FUNDS	352,356,378
	(Cost $320,909,869)

	TOTAL INVESTMENTS - 99.9%	352,356,378
	(Cost $320,909,869)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	511,614
	NET ASSETS - 100.0%	$352,867,992

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2010 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 37.7%
24,338,827	TIAA-CREF Bond Fund	$258,721,731
10,912,938	TIAA-CREF Bond Plus Fund	117,095,822
1,082,656	TIAA-CREF Emerging Markets Debt Fund	10,642,505
2,780,387	TIAA-CREF High-Yield Fund	27,915,086
	TOTAL FIXED INCOME	414,375,144

INFLATION-PROTECTED ASSETS - 7.9%
7,481,719	TIAA-CREF Inflation-Linked Bond Fund	86,563,492
	TOTAL INFLATION-PROTECTED ASSETS	86,563,492

INTERNATIONAL EQUITY - 14.9%
2,955,603	TIAA-CREF Emerging Markets Equity Fund	30,294,930
5,028,186	TIAA-CREF Enhanced International Equity Index Fund	38,415,339
901,065	TIAA-CREF Global Natural Resources Fund	7,956,407
4,219,314	TIAA-CREF International Equity Fund	48,564,305
3,607,507	TIAA-CREF International Opportunities Fund	39,069,305
	TOTAL INTERNATIONAL EQUITY	164,300,286

SHORT-TERM FIXED INCOME - 7.9%
58,956	TIAA-CREF Money Market Fund	58,956
8,313,769	TIAA-CREF Short-Term Bond Fund	86,296,921
	TOTAL SHORT-TERM FIXED INCOME	86,355,877

U.S. EQUITY - 31.4%
5,664,595	TIAA-CREF Enhanced Large-Cap Growth Index Fund	66,955,507
5,986,952	TIAA-CREF Enhanced Large-Cap Value Index Fund	62,024,823
4,531,932	TIAA-CREF Growth & Income Fund	56,649,150
4,039,197	TIAA-CREF Large-Cap Growth Fund	63,900,093
3,458,753	TIAA-CREF Large-Cap Value Fund	63,191,417
91,531	TIAA-CREF Mid-Cap Growth Fund	2,037,470
70,738	TIAA-CREF Mid-Cap Value Fund	1,757,135
1,641,430	TIAA-CREF Small-Cap Equity Fund	29,283,109
	TOTAL U.S. EQUITY	345,798,704

	TOTAL TIAA-CREF FUNDS	1,097,393,503
	(Cost $951,619,572)

	TOTAL INVESTMENTS - 99.8%	1,097,393,503
	(Cost $951,619,572)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	1,767,224
	NET ASSETS - 100.0%	$1,099,160,727

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2015 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 36.5%
37,317,365	TIAA-CREF Bond Fund	$396,683,588
17,433,495	TIAA-CREF Bond Plus Fund	187,061,400
1,735,140	TIAA-CREF Emerging Markets Debt Fund	17,056,422
4,454,299	TIAA-CREF High-Yield Fund	44,721,162
	TOTAL FIXED INCOME	645,522,572

INFLATION-PROTECTED ASSETS - 5.8%
8,974,840	TIAA-CREF Inflation-Linked Bond Fund	103,838,904
	TOTAL INFLATION-PROTECTED ASSETS	103,838,904

INTERNATIONAL EQUITY - 16.5%
5,202,288	TIAA-CREF Emerging Markets Equity Fund	53,323,448
8,977,323	TIAA-CREF Enhanced International Equity Index Fund	68,586,746
1,638,814	TIAA-CREF Global Natural Resources Fund	14,470,727
7,435,407	TIAA-CREF International Equity Fund	85,581,540
6,442,358	TIAA-CREF International Opportunities Fund	69,770,741
	TOTAL INTERNATIONAL EQUITY	291,733,202

SHORT-TERM FIXED INCOME - 5.9%
143,145	TIAA-CREF Money Market Fund	143,145
9,971,970	TIAA-CREF Short-Term Bond Fund	103,509,049
	TOTAL SHORT-TERM FIXED INCOME	103,652,194

U.S. EQUITY - 35.1%
10,117,726	TIAA-CREF Enhanced Large-Cap Growth Index Fund	119,591,520
10,744,834	TIAA-CREF Enhanced Large-Cap Value Index Fund	111,316,481
8,101,208	TIAA-CREF Growth & Income Fund	101,265,101
7,301,445	TIAA-CREF Large-Cap Growth Fund	115,508,857
6,185,176	TIAA-CREF Large-Cap Value Fund	113,003,157
189,146	TIAA-CREF Mid-Cap Growth Fund	4,210,394
149,129	TIAA-CREF Mid-Cap Value Fund	3,704,372
2,915,857	TIAA-CREF Small-Cap Equity Fund	52,018,891
	TOTAL U.S. EQUITY	620,618,773

	TOTAL TIAA-CREF FUNDS	1,765,365,645
	(Cost $1,655,937,428)

	TOTAL INVESTMENTS - 99.8%	1,765,365,645
	(Cost $1,655,937,428)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	3,193,631
	NET ASSETS - 100.0%	$1,768,559,276

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds
3

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2020 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 32.4%
47,387,195	TIAA-CREF Bond Fund	$503,725,886
26,781,738	TIAA-CREF Bond Plus Fund	287,368,052
2,670,667	TIAA-CREF Emerging Markets Debt Fund	26,252,655
7,042,678	TIAA-CREF High-Yield Fund	70,708,491
	TOTAL FIXED INCOME	888,055,084

INFLATION-PROTECTED ASSETS - 3.9%
9,131,337	TIAA-CREF Inflation-Linked Bond Fund	105,649,570
	TOTAL INFLATION-PROTECTED ASSETS	105,649,570

INTERNATIONAL EQUITY - 18.9%
9,073,614	TIAA-CREF Emerging Markets Equity Fund	93,004,541
16,206,173	TIAA-CREF Enhanced International Equity Index Fund	123,815,162
2,875,069	TIAA-CREF Global Natural Resources Fund	25,386,860
13,024,250	TIAA-CREF International Equity Fund	149,909,117
11,469,418	TIAA-CREF International Opportunities Fund	124,213,801
	TOTAL INTERNATIONAL EQUITY	516,329,481

SHORT-TERM FIXED INCOME - 3.9%
191,587	TIAA-CREF Money Market Fund	191,587
10,145,966	TIAA-CREF Short-Term Bond Fund	105,315,129
	TOTAL SHORT-TERM FIXED INCOME	105,506,716

U.S. EQUITY - 40.6%
18,080,090	TIAA-CREF Enhanced Large-Cap Growth Index Fund	213,706,661
19,168,013	TIAA-CREF Enhanced Large-Cap Value Index Fund	198,580,619
14,412,766	TIAA-CREF Growth & Income Fund	180,159,577
13,064,538	TIAA-CREF Large-Cap Growth Fund	206,680,991
11,142,899	TIAA-CREF Large-Cap Value Fund	203,580,772
391,786	TIAA-CREF Mid-Cap Growth Fund	8,721,158
310,596	TIAA-CREF Mid-Cap Value Fund	7,715,204
5,158,302	TIAA-CREF Small-Cap Equity Fund	92,024,100
	TOTAL U.S. EQUITY	1,111,169,082

	TOTAL TIAA-CREF FUNDS	2,726,709,933
	(Cost $2,522,680,435)

	TOTAL INVESTMENTS - 99.7%	2,726,709,933
	(Cost $2,522,680,435)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	9,087,080
	NET ASSETS - 100.0%	$2,735,797,013

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2025 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 28.5%
35,338,703	TIAA-CREF Bond Fund	$375,650,414
26,612,493	TIAA-CREF Bond Plus Fund	285,552,051
2,701,187	TIAA-CREF Emerging Markets Debt Fund	26,552,673
9,693,587	TIAA-CREF High-Yield Fund	97,323,617
	TOTAL FIXED INCOME	785,078,755

INFLATION-PROTECTED ASSETS - 1.8%
4,431,751	TIAA-CREF Inflation-Linked Bond Fund	51,275,361
	TOTAL INFLATION-PROTECTED ASSETS	51,275,361

INTERNATIONAL EQUITY - 21.4%
10,160,155	TIAA-CREF Emerging Markets Equity Fund	104,141,586
18,536,287	TIAA-CREF Enhanced International Equity Index Fund	141,617,232
3,292,210	TIAA-CREF Global Natural Resources Fund	29,070,216
14,715,657	TIAA-CREF International Equity Fund	169,377,214
13,397,232	TIAA-CREF International Opportunities Fund	145,092,019
	TOTAL INTERNATIONAL EQUITY	589,298,267

SHORT-TERM FIXED INCOME - 1.8%
187,740	TIAA-CREF Money Market Fund	187,740
4,924,381	TIAA-CREF Short-Term Bond Fund	51,115,078
	TOTAL SHORT-TERM FIXED INCOME	51,302,818

U.S. EQUITY - 46.1%
20,664,072	TIAA-CREF Enhanced Large-Cap Growth Index Fund	244,249,326
21,888,236	TIAA-CREF Enhanced Large-Cap Value Index Fund	226,762,130
16,364,393	TIAA-CREF Growth & Income Fund	204,554,913
14,989,666	TIAA-CREF Large-Cap Growth Fund	237,136,518
12,744,688	TIAA-CREF Large-Cap Value Fund	232,845,450
508,526	TIAA-CREF Mid-Cap Growth Fund	11,319,787
391,467	TIAA-CREF Mid-Cap Value Fund	9,724,047
5,858,953	TIAA-CREF Small-Cap Equity Fund	104,523,719
	TOTAL U.S. EQUITY	1,271,115,890

	TOTAL TIAA-CREF FUNDS	2,748,071,091
	(Cost $2,508,144,777)

	TOTAL INVESTMENTS - 99.6%	2,748,071,091
	(Cost $2,508,144,777)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	9,895,204
	NET ASSETS - 100.0%	$2,757,966,295

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
5

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2030 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 24.2%
24,437,430	TIAA-CREF Bond Fund	$259,769,883
22,622,461	TIAA-CREF Bond Plus Fund	242,739,011
2,609,840	TIAA-CREF Emerging Markets Debt Fund	25,654,724
11,594,610	TIAA-CREF High-Yield Fund	116,409,882
	TOTAL FIXED INCOME	644,573,500

INTERNATIONAL EQUITY - 23.8%
10,775,763	TIAA-CREF Emerging Markets Equity Fund	110,451,572
20,012,095	TIAA-CREF Enhanced International Equity Index Fund	152,892,408
3,545,651	TIAA-CREF Global Natural Resources Fund	31,308,102
15,946,375	TIAA-CREF International Equity Fund	183,542,781
14,368,199	TIAA-CREF International Opportunities Fund	155,607,599
	TOTAL INTERNATIONAL EQUITY	633,802,462

SHORT-TERM FIXED INCOME - 0.0%
180,563	TIAA-CREF Money Market Fund	180,563
	TOTAL SHORT-TERM FIXED INCOME	180,563

U.S. EQUITY - 51.7%
22,287,366	TIAA-CREF Enhanced Large-Cap Growth Index Fund	263,436,665
23,614,824	TIAA-CREF Enhanced Large-Cap Value Index Fund	244,649,580
17,620,245	TIAA-CREF Growth & Income Fund	220,253,056
16,221,730	TIAA-CREF Large-Cap Growth Fund	256,627,769
13,697,611	TIAA-CREF Large-Cap Value Fund	250,255,360
584,683	TIAA-CREF Mid-Cap Growth Fund	13,015,044
457,099	TIAA-CREF Mid-Cap Value Fund	11,354,340
6,403,190	TIAA-CREF Small-Cap Equity Fund	114,232,916
	TOTAL U.S. EQUITY	1,373,824,730

	TOTAL TIAA-CREF FUNDS	2,652,381,255
	(Cost $2,377,346,001)

	TOTAL INVESTMENTS - 99.7%	2,652,381,255
	(Cost $2,377,346,001)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	6,849,661
	NET ASSETS - 100.0%	$2,659,230,916

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
6

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2035 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 16.6%
14,525,225	TIAA-CREF Bond Fund	$154,403,140
13,941,106	TIAA-CREF Bond Plus Fund	149,588,064
2,585,477	TIAA-CREF Emerging Markets Debt Fund	25,415,240
11,721,228	TIAA-CREF High-Yield Fund	117,681,126
	TOTAL FIXED INCOME	447,087,570

INTERNATIONAL EQUITY - 26.2%
11,781,875	TIAA-CREF Emerging Markets Equity Fund	120,764,214
22,359,987	TIAA-CREF Enhanced International Equity Index Fund	170,830,299
4,019,732	TIAA-CREF Global Natural Resources Fund	35,494,229
17,664,351	TIAA-CREF International Equity Fund	203,316,681
16,007,390	TIAA-CREF International Opportunities Fund	173,360,036
	TOTAL INTERNATIONAL EQUITY	703,765,459

SHORT-TERM FIXED INCOME - 0.0%
186,513	TIAA-CREF Money Market Fund	186,513
	TOTAL SHORT-TERM FIXED INCOME	186,513

U.S. EQUITY - 57.0%
24,901,303	TIAA-CREF Enhanced Large-Cap Growth Index Fund	294,333,405
26,386,190	TIAA-CREF Enhanced Large-Cap Value Index Fund	273,360,927
19,683,488	TIAA-CREF Growth & Income Fund	246,043,599
18,118,570	TIAA-CREF Large-Cap Growth Fund	286,635,784
15,244,018	TIAA-CREF Large-Cap Value Fund	278,508,200
685,437	TIAA-CREF Mid-Cap Growth Fund	15,257,822
539,352	TIAA-CREF Mid-Cap Value Fund	13,397,513
7,099,494	TIAA-CREF Small-Cap Equity Fund	126,654,971
	TOTAL U.S. EQUITY	1,534,192,221

	TOTAL TIAA-CREF FUNDS	2,685,231,763
	(Cost $2,372,905,046)

	TOTAL INVESTMENTS - 99.8%	2,685,231,763
	(Cost $2,372,905,046)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	6,165,025
	NET ASSETS - 100.0%	$2,691,396,788

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
7

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2040 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 9.6%
14,092,419	TIAA-CREF Bond Plus Fund	$151,211,657
3,328,622	TIAA-CREF Emerging Markets Debt Fund	32,720,353
15,093,936	TIAA-CREF High-Yield Fund	151,543,115
	TOTAL FIXED INCOME	335,475,125

INTERNATIONAL EQUITY - 28.2%
16,422,683	TIAA-CREF Emerging Markets Equity Fund	168,332,502
31,522,931	TIAA-CREF Enhanced International Equity Index Fund	240,835,192
5,608,338	TIAA-CREF Global Natural Resources Fund	49,521,627
24,532,023	TIAA-CREF International Equity Fund	282,363,588
22,261,943	TIAA-CREF International Opportunities Fund	241,096,845
	TOTAL INTERNATIONAL EQUITY	982,149,754

SHORT-TERM FIXED INCOME - 0.0%
273,442	TIAA-CREF Money Market Fund	273,442
	TOTAL SHORT-TERM FIXED INCOME	273,442

U.S. EQUITY - 61.9%
34,935,932	TIAA-CREF Enhanced Large-Cap Growth Index Fund	412,942,718
37,001,464	TIAA-CREF Enhanced Large-Cap Value Index Fund	383,335,170
27,573,198	TIAA-CREF Growth & Income Fund	344,664,973
25,501,359	TIAA-CREF Large-Cap Growth Fund	403,431,505
21,361,379	TIAA-CREF Large-Cap Value Fund	390,272,390
1,001,632	TIAA-CREF Mid-Cap Growth Fund	22,296,324
787,389	TIAA-CREF Mid-Cap Value Fund	19,558,753
9,904,179	TIAA-CREF Small-Cap Equity Fund	176,690,555
	TOTAL U.S. EQUITY	2,153,192,388

	TOTAL TIAA-CREF FUNDS	3,471,090,709
	(Cost $3,021,243,832)

	TOTAL INVESTMENTS - 99.7%	3,471,090,709
	(Cost $3,021,243,832)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	8,841,755
	NET ASSETS - 100.0%	$3,479,932,464

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
8

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2045 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 9.8%
5,106,495	TIAA-CREF Bond Plus Fund	$54,792,686
1,266,945	TIAA-CREF Emerging Markets Debt Fund	12,454,074
5,516,753	TIAA-CREF High-Yield Fund	55,388,201
	TOTAL FIXED INCOME	122,634,961

INTERNATIONAL EQUITY - 28.1%
5,874,403	TIAA-CREF Emerging Markets Equity Fund	60,212,634
11,269,379	TIAA-CREF Enhanced International Equity Index Fund	86,098,058
1,993,925	TIAA-CREF Global Natural Resources Fund	17,606,359
8,722,209	TIAA-CREF International Equity Fund	100,392,623
7,948,284	TIAA-CREF International Opportunities Fund	86,079,912
	TOTAL INTERNATIONAL EQUITY	350,389,586

SHORT-TERM FIXED INCOME - 0.0%
81,020	TIAA-CREF Money Market Fund	81,020
	TOTAL SHORT-TERM FIXED INCOME	81,020

U.S. EQUITY - 61.7%
12,499,248	TIAA-CREF Enhanced Large-Cap Growth Index Fund	147,741,110
13,216,370	TIAA-CREF Enhanced Large-Cap Value Index Fund	136,921,594
9,841,856	TIAA-CREF Growth & Income Fund	123,023,201
9,107,988	TIAA-CREF Large-Cap Growth Fund	144,088,366
7,622,540	TIAA-CREF Large-Cap Value Fund	139,263,803
356,523	TIAA-CREF Mid-Cap Growth Fund	7,936,208
279,810	TIAA-CREF Mid-Cap Value Fund	6,950,474
3,529,992	TIAA-CREF Small-Cap Equity Fund	62,975,059
	TOTAL U.S. EQUITY	768,899,815

	TOTAL TIAA-CREF FUNDS	1,242,005,382
	(Cost $1,093,282,660)

	TOTAL INVESTMENTS - 99.6%	1,242,005,382
	(Cost $1,093,282,660)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	5,006,647
	NET ASSETS - 100.0%	$1,247,012,029

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
9

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2050 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 9.9%
2,965,139	TIAA-CREF Bond Plus Fund	$31,815,939
700,085	TIAA-CREF Emerging Markets Debt Fund	6,881,838
3,306,810	TIAA-CREF High-Yield Fund	33,200,374
	TOTAL FIXED INCOME	71,898,151

INTERNATIONAL EQUITY - 28.1%
3,414,272	TIAA-CREF Emerging Markets Equity Fund	34,996,288
6,535,059	TIAA-CREF Enhanced International Equity Index Fund	49,927,848
1,132,296	TIAA-CREF Global Natural Resources Fund	9,998,176
5,065,420	TIAA-CREF International Equity Fund	58,302,983
4,614,867	TIAA-CREF International Opportunities Fund	49,979,009
	TOTAL INTERNATIONAL EQUITY	203,204,304

SHORT-TERM FIXED INCOME - 0.0%
41,882	TIAA-CREF Money Market Fund	41,882
	TOTAL SHORT-TERM FIXED INCOME	41,882

U.S. EQUITY - 61.7%
7,248,012	TIAA-CREF Enhanced Large-Cap Growth Index Fund	85,671,506
7,666,547	TIAA-CREF Enhanced Large-Cap Value Index Fund	79,425,430
5,709,573	TIAA-CREF Growth & Income Fund	71,369,667
5,284,605	TIAA-CREF Large-Cap Growth Fund	83,602,444
4,420,643	TIAA-CREF Large-Cap Value Fund	80,765,141
207,002	TIAA-CREF Mid-Cap Growth Fund	4,607,854
162,497	TIAA-CREF Mid-Cap Value Fund	4,036,416
2,049,517	TIAA-CREF Small-Cap Equity Fund	36,563,379
	TOTAL U.S. EQUITY	446,041,837

	TOTAL TIAA-CREF FUNDS	721,186,174
	(Cost $640,640,062)

	TOTAL INVESTMENTS - 99.7%	721,186,174
	(Cost $640,640,062)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	1,891,320
	NET ASSETS - 100.0%	$723,077,494

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
10

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2055 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2055 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.4%(a)

FIXED INCOME - 9.9%
498,304	TIAA-CREF Bond Plus Fund	$5,346,802
120,692	TIAA-CREF Emerging Markets Debt Fund	1,186,398
556,800	TIAA-CREF High-Yield Fund	5,590,274
	TOTAL FIXED INCOME	12,123,474

INTERNATIONAL EQUITY - 28.1%
580,232	TIAA-CREF Emerging Markets Equity Fund	5,947,377
1,111,798	TIAA-CREF Enhanced International Equity Index Fund	8,494,134
191,667	TIAA-CREF Global Natural Resources Fund	1,692,424
848,282	TIAA-CREF International Equity Fund	9,763,725
771,413	TIAA-CREF International Opportunities Fund	8,354,402
	TOTAL INTERNATIONAL EQUITY	34,252,062

SHORT-TERM FIXED INCOME - 0.0%
6,591	TIAA-CREF Money Market Fund	6,591
	TOTAL SHORT-TERM FIXED INCOME	6,591

U.S. EQUITY - 61.4%
1,216,841	TIAA-CREF Enhanced Large-Cap Growth Index Fund	14,383,055
1,285,112	TIAA-CREF Enhanced Large-Cap Value Index Fund	13,313,763
957,372	TIAA-CREF Growth & Income Fund	11,967,151
886,463	TIAA-CREF Large-Cap Growth Fund	14,023,848
741,809	TIAA-CREF Large-Cap Value Fund	13,552,842
34,557	TIAA-CREF Mid-Cap Growth Fund	769,246
27,199	TIAA-CREF Mid-Cap Value Fund	675,611
343,652	TIAA-CREF Small-Cap Equity Fund	6,130,758
	TOTAL U.S. EQUITY	74,816,274

	TOTAL TIAA-CREF FUNDS	121,198,401
	(Cost $113,920,863)

	TOTAL INVESTMENTS - 99.4%	121,198,401
	(Cost $113,920,863)
	OTHER ASSETS & LIABILITIES, NET - 0.6%	707,615
	NET ASSETS - 100.0%	$121,906,016

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
11

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2060 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2060 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 9.5%
42,461	TIAA-CREF Bond Plus Fund	$455,611
10,318	TIAA-CREF Emerging Markets Debt Fund	101,425
46,697	TIAA-CREF High-Yield Fund	468,834
	TOTAL FIXED INCOME	1,025,870

INTERNATIONAL EQUITY - 28.4%
50,918	TIAA-CREF Emerging Markets Equity Fund	521,905
98,449	TIAA-CREF Enhanced International Equity Index Fund	752,147
17,253	TIAA-CREF Global Natural Resources Fund	152,341
75,834	TIAA-CREF International Equity Fund	872,845
69,178	TIAA-CREF International Opportunities Fund	749,195
	TOTAL INTERNATIONAL EQUITY	3,048,433

SHORT-TERM FIXED INCOME - 0.0%
100	TIAA-CREF Money Market Fund	100
	TOTAL SHORT-TERM FIXED INCOME	100

U.S. EQUITY - 62.1%
107,878	TIAA-CREF Enhanced Large-Cap Growth Index Fund	1,275,119
114,495	TIAA-CREF Enhanced Large-Cap Value Index Fund	1,186,164
85,708	TIAA-CREF Growth & Income Fund	1,071,350
79,133	TIAA-CREF Large-Cap Growth Fund	1,251,885
65,960	TIAA-CREF Large-Cap Value Fund	1,205,095
3,093	TIAA-CREF Mid-Cap Growth Fund	68,850
2,439	TIAA-CREF Mid-Cap Value Fund	60,581
30,739	TIAA-CREF Small-Cap Equity Fund	548,381
	TOTAL U.S. EQUITY	6,667,425

	TOTAL TIAA-CREF FUNDS	10,741,828
	(Cost $10,879,129)

	TOTAL INVESTMENTS - 100.0%	10,741,828
	(Cost $10,879,129)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	(3,538)
	NET ASSETS - 100.0%	$10,738,290

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
12

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Lifecycle 2060 Fund commenced operations on September 26, 2014.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

13

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended February 28, 2015, there were no transfers between levels by the Funds.

As of February 28, 2015, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss)[a]	Dividend income	Value at February 28, 2015
Lifecycle Retirement Income Fund
TIAA-CREF Bond	$75,513,293	$17,765,458	$7,046,638	$664,370	$1,441,706	$86,765,226
TIAA-CREF Bond Plus	33,001,056	5,226,590	603,781	443,217	714,766	37,600,107
TIAA-CREF Emerging Markets Debt	—	3,536,076	82,484	(2,470)	15,604	3,437,033
TIAA-CREF Emerging Markets Equity	7,414,628	2,427,570	398,247	(26,676)	103,226	8,795,119
TIAA-CREF Enhanced International Equity Index	9,001,491	3,035,483	363,944	320,742	347,196	10,818,253
TIAA-CREF Enhanced Large-Cap Growth Index	16,044,408	4,410,236	2,133,699	1,569,855	190,505	18,932,944
TIAA-CREF Enhanced Large-Cap Value Index	15,524,166	4,325,006	1,873,931	1,548,023	258,974	17,501,341
TIAA-CREF Global Natural Resources	1,957,141	745,614	146,713	(24,675)	36,925	2,254,343
TIAA-CREF Growth & Income	13,356,160	3,453,459	981,157	1,360,523	118,581	16,103,095
TIAA-CREF High-Yield	12,026,222	3,258,473	5,995,819	48,792	364,368	8,984,917
TIAA-CREF Inflation-Linked Bond	15,258,903	22,151,975	1,827,341	7,212	279,563	35,302,326
TIAA-CREF International Equity	9,906,118	5,782,463	1,505,766	(55,776)	169,711	14,067,889
TIAA-CREF International Opportunities	9,688,239	2,626,500	1,043,481	(40,446)	105,301	11,128,070
TIAA-CREF Large-Cap Growth	15,996,113	5,036,789	3,834,178	2,058,508	51,380	17,918,200
TIAA-CREF Large-Cap Value	15,337,765	3,945,818	1,293,347	812,712	296,321	18,243,108
TIAA-CREF Mid-Cap Growth	395,871	309,480	235,014	71,826	1,869	463,307
TIAA-CREF Mid-Cap Value	287,167	216,983	119,495	34,712	4,672	392,492
TIAA-CREF Money Market	27,890	—	—	—	—	27,890
TIAA-CREF Short-Term Bond	44,861,967	9,479,147	18,838,599	(68,310)	443,209	35,223,457
TIAA-CREF Small-Cap Equity	6,464,858	3,028,105	913,087	935,575	51,764	8,397,261
	$302,063,456	$100,761,225	$49,236,721	$9,657,714	$4,995,641	$352,356,378
14

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss)[a]	Dividend income	Value at February 28, 2015
Lifecycle 2010 Fund
TIAA-CREF Bond	$257,660,401	$32,791,612	$33,277,121	$2,103,648	$4,507,324	$258,721,731
TIAA-CREF Bond Plus	118,303,534	7,151,635	8,258,506	1,436,605	2,348,546	117,095,822
TIAA-CREF Emerging Markets Debt	—	11,069,488	369,083	(12,366)	49,855	10,642,505
TIAA-CREF Emerging Markets Equity	29,767,861	4,859,566	2,050,758	(24,746)	367,169	30,294,930
TIAA-CREF Enhanced International Equity Index	37,739,461	6,045,320	2,128,334	1,344,530	1,275,934	38,415,339
TIAA-CREF Enhanced Large-Cap Growth Index	66,381,857	9,345,038	11,137,114	6,069,983	696,720	66,955,507
TIAA-CREF Enhanced Large-Cap Value Index	64,293,019	8,682,104	9,396,028	6,016,361	943,342	62,024,823
TIAA-CREF Global Natural Resources	8,096,288	1,417,750	462,823	(49,057)	132,346	7,956,407
TIAA-CREF Growth & Income	55,397,980	6,869,390	6,695,106	4,977,538	452,502	56,649,150
TIAA-CREF High-Yield	43,099,822	7,373,253	21,523,976	150,854	1,201,005	27,915,086
TIAA-CREF Inflation-Linked Bond	55,786,085	37,143,352	5,359,448	28,017	1,000,324	86,563,492
TIAA-CREF International Equity	40,670,253	14,817,948	6,103,672	11,802	614,473	48,564,305
TIAA-CREF International Opportunities	39,478,347	3,408,123	3,180,548	(38,614)	377,140	39,069,305
TIAA-CREF Large-Cap Growth	66,321,001	10,844,756	16,151,267	8,181,824	187,301	63,900,093
TIAA-CREF Large-Cap Value	63,500,669	7,038,414	8,389,213	3,238,730	1,082,131	63,191,417
TIAA-CREF Mid-Cap Growth	2,103,822	616,405	658,823	303,254	8,711	2,037,470
TIAA-CREF Mid-Cap Value	1,669,288	295,416	259,087	78,813	22,108	1,757,135
TIAA-CREF Money Market	58,956	—	—	—	—	58,956
TIAA-CREF Short-Term Bond	106,831,865	9,758,886	29,670,517	(114,622)	986,646	86,296,921
TIAA-CREF Small-Cap Equity	26,815,469	7,891,791	4,788,108	3,620,475	188,585	29,283,109
	$1,083,975,978	$187,420,247	$169,859,532	$37,323,029	$16,442,162	$1,097,393,503
Lifecycle 2015 Fund
TIAA-CREF Bond	$372,237,572	$63,227,558	$41,208,101	$4,123,520	$6,760,536	$396,683,588
TIAA-CREF Bond Plus	184,237,639	12,524,994	9,549,910	2,642,379	3,736,555	187,061,400
TIAA-CREF Emerging Markets Debt	—	17,822,371	675,772	6,330	79,566	17,056,422
TIAA-CREF Emerging Markets Equity	50,749,909	8,492,269	1,869,297	186,128	641,209	53,323,448
TIAA-CREF Enhanced International Equity Index	66,357,900	10,850,738	2,742,243	2,910,608	2,293,617	68,586,746
TIAA-CREF Enhanced Large-Cap Growth Index	115,633,910	15,636,891	15,830,325	14,284,547	1,249,763	119,591,520
TIAA-CREF Enhanced Large-Cap Value Index	112,060,496	15,028,958	12,881,897	13,964,044	1,691,023	111,316,481
TIAA-CREF Global Natural Resources	14,115,776	2,561,521	249,071	25,407	240,978	14,470,727
TIAA-CREF Growth & Income	96,588,544	13,867,133	11,170,697	12,228,486	807,035	101,265,101
TIAA-CREF High-Yield	66,291,417	12,531,437	32,457,358	1,494,632	1,909,050	44,721,162
TIAA-CREF Inflation-Linked Bond	86,443,603	23,824,178	4,800,519	410,815	1,584,186	103,838,904
TIAA-CREF International Equity	71,720,947	25,301,063	9,981,971	2,754,947	1,088,653	85,581,540
TIAA-CREF International Opportunities	69,292,382	6,222,904	4,662,490	402,684	662,774	69,770,741
TIAA-CREF Large-Cap Growth	115,581,883	19,826,790	25,050,974	23,478,859	334,531	115,508,857
TIAA-CREF Large-Cap Value	110,570,486	12,406,158	11,732,064	9,291,827	1,937,236	113,003,157
TIAA-CREF Mid-Cap Growth	4,237,343	1,401,446	1,358,900	695,770	18,185	4,210,394
TIAA-CREF Mid-Cap Value	3,492,719	459,213	349,143	249,582	47,111	3,704,372
TIAA-CREF Money Market	143,145	—	—	—	—	143,145
TIAA-CREF Short-Term Bond	100,088,040	12,990,729	8,992,064	361,385	958,505	103,509,049
TIAA-CREF Small-Cap Equity	46,799,203	13,598,082	7,208,779	8,659,898	336,151	52,018,891
	$1,686,642,914	$288,574,433	$202,771,575	$98,171,848	$26,376,664	$1,765,365,645
15

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss)[a]	Dividend income	Value at February 28, 2015
Lifecycle 2020 Fund
TIAA-CREF Bond	$432,819,374	$116,656,874	$48,855,821	$5,104,540	$8,266,388	$503,725,886
TIAA-CREF Bond Plus	265,537,206	29,160,723	7,144,359	3,787,981	5,553,554	287,368,052
TIAA-CREF Emerging Markets Debt	—	27,010,856	631,909	7,940	119,650	26,252,655
TIAA-CREF Emerging Markets Equity	82,231,577	20,213,468	2,552,494	267,133	1,090,182	93,004,541
TIAA-CREF Enhanced International Equity Index	110,984,123	25,388,775	2,557,604	4,782,821	4,040,148	123,815,162
TIAA-CREF Enhanced Large-Cap Growth Index	191,871,024	32,223,165	17,429,622	22,398,446	2,192,377	213,706,661
TIAA-CREF Enhanced Large-Cap Value Index	185,845,682	31,923,076	13,850,968	21,819,054	2,972,201	198,580,619
TIAA-CREF Global Natural Resources	23,485,203	5,892,084	572,494	53,107	419,421	25,386,860
TIAA-CREF Growth & Income	160,320,929	30,098,914	13,474,212	19,209,455	1,372,747	180,159,577
TIAA-CREF High-Yield	101,368,751	21,245,045	49,330,149	3,059,695	2,996,644	70,708,491
TIAA-CREF Inflation-Linked Bond	85,827,983	26,083,806	4,734,377	483,143	1,600,474	105,649,570
TIAA-CREF International Equity	119,049,072	43,003,633	9,808,067	2,799,571	1,856,739	149,909,117
TIAA-CREF International Opportunities	114,520,343	16,658,664	5,302,013	497,788	1,155,076	124,213,801
TIAA-CREF Large-Cap Growth	191,881,975	37,258,836	31,089,641	36,324,054	583,881	206,680,991
TIAA-CREF Large-Cap Value	183,872,882	26,502,659	9,722,064	12,511,201	3,361,790	203,580,772
TIAA-CREF Mid-Cap Growth	8,061,533	2,493,976	1,709,933	1,421,142	36,955	8,721,158
TIAA-CREF Mid-Cap Value	6,796,303	1,249,616	543,156	486,824	99,791	7,715,204
TIAA-CREF Money Market	191,587	—	—	—	—	191,587
TIAA-CREF Short-Term Bond	85,802,974	20,873,102	846,076	108,644	868,066	105,315,129
TIAA-CREF Small-Cap Equity	77,674,226	25,252,623	8,793,039	14,065,465	585,462	92,024,100
	$2,428,142,747	$539,189,895	$228,947,998	$149,188,004	$39,171,546	$2,726,709,933
Lifecycle 2025 Fund
TIAA-CREF Bond	$316,073,151	$106,626,993	$49,390,285	$4,039,825	$6,192,492	$375,650,414
TIAA-CREF Bond Plus	260,210,406	32,497,014	6,949,686	3,792,333	5,488,522	285,552,051
TIAA-CREF Emerging Markets Debt	—	27,038,852	358,566	4,785	120,233	26,552,673
TIAA-CREF Emerging Markets Equity	90,995,416	22,890,079	2,018,698	260,820	1,221,174	104,141,586
TIAA-CREF Enhanced International Equity Index	125,978,380	29,611,359	2,433,145	5,421,048	4,657,561	141,617,232
TIAA-CREF Enhanced Large-Cap Growth Index	216,250,322	37,609,455	17,528,056	25,488,498	2,506,985	244,249,326
TIAA-CREF Enhanced Large-Cap Value Index	210,026,229	39,040,592	16,213,725	25,355,574	3,406,105	226,762,130
TIAA-CREF Global Natural Resources	26,493,415	7,097,796	665,585	42,828	475,349	29,070,216
TIAA-CREF Growth & Income	180,871,988	33,550,563	13,505,903	21,462,353	1,562,950	204,554,913
TIAA-CREF High-Yield	125,756,792	21,669,956	46,583,691	3,562,581	4,031,782	97,323,617
TIAA-CREF Inflation-Linked Bond	37,116,815	16,116,225	1,291,189	92,201	709,558	51,275,361
TIAA-CREF International Equity	134,301,967	46,535,366	8,667,927	2,515,219	2,094,022	169,377,214
TIAA-CREF International Opportunities	128,737,394	20,382,381	2,234,719	247,204	1,316,699	145,092,019
TIAA-CREF Large-Cap Growth	216,537,079	42,327,757	31,399,956	40,676,275	670,398	237,136,518
TIAA-CREF Large-Cap Value	207,810,726	27,857,021	5,991,354	12,306,822	3,846,452	232,845,450
TIAA-CREF Mid-Cap Growth	9,989,507	3,226,878	1,710,340	1,764,080	46,868	11,319,787
TIAA-CREF Mid-Cap Value	8,524,379	1,366,584	439,000	546,841	126,684	9,724,047
TIAA-CREF Money Market	187,740	—	—	—	—	187,740
TIAA-CREF Short-Term Bond	37,118,614	14,512,793	280,899	39,107	398,774	51,115,078
TIAA-CREF Small-Cap Equity	87,694,063	26,962,121	7,559,708	15,359,149	672,646	104,523,719
	$2,420,674,383	$556,919,785	$215,222,432	$162,977,543	$39,545,254	$2,748,071,091
16

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss)[a]	Dividend income	Value at February 28, 2015
Lifecycle 2030 Fund
TIAA-CREF Bond	$209,864,237	$93,015,328	$44,804,265	$3,203,365	$4,286,564	$259,769,883
TIAA-CREF Bond Plus	210,095,960	39,759,616	6,963,416	3,248,226	4,565,309	242,739,011
TIAA-CREF Emerging Markets Debt	—	25,998,555	220,087	1,916	115,660	25,654,724
TIAA-CREF Emerging Markets Equity	95,852,318	24,877,575	2,060,364	250,458	1,296,758	110,451,572
TIAA-CREF Enhanced International Equity Index	135,444,809	32,128,480	2,183,096	5,766,594	5,049,156	152,892,408
TIAA-CREF Enhanced Large-Cap Growth Index	231,168,373	41,414,780	17,576,296	27,756,724	2,707,635	263,436,665
TIAA-CREF Enhanced Large-Cap Value Index	224,447,404	40,246,535	13,415,682	26,233,911	3,672,963	244,649,580
TIAA-CREF Global Natural Resources	28,344,729	7,905,028	787,455	26,830	511,825	31,308,102
TIAA-CREF Growth & Income	193,459,428	35,197,417	12,229,780	22,428,060	1,679,847	220,253,056
TIAA-CREF High-Yield	138,906,594	24,842,012	43,188,020	3,683,044	4,729,349	116,409,882
TIAA-CREF International Equity	143,160,684	46,883,947	3,319,011	1,040,268	2,250,008	183,542,781
TIAA-CREF International Opportunities	137,303,314	22,276,978	2,041,129	252,035	1,424,033	155,607,599
TIAA-CREF Large-Cap Growth	231,638,478	43,651,763	29,056,702	42,341,772	721,401	256,627,769
TIAA-CREF Large-Cap Value	222,145,278	29,461,400	4,701,793	12,574,461	4,137,152	250,255,360
TIAA-CREF Mid-Cap Growth	11,456,911	3,190,694	1,419,036	2,013,475	54,030	13,015,044
TIAA-CREF Mid-Cap Value	9,873,069	1,489,816	318,646	579,836	147,777	11,354,340
TIAA-CREF Money Market	180,563	—	—	—	—	180,563
TIAA-CREF Small-Cap Equity	93,886,903	27,289,290	4,099,889	15,155,805	723,667	114,232,916
	$2,317,229,052	$539,629,214	$188,384,667	$166,556,780	$38,073,134	$2,652,381,255
Lifecycle 2035 Fund
TIAA-CREF Bond	$97,348,080	$92,446,326	$36,436,732	$2,164,812	$2,409,457	$154,403,140
TIAA-CREF Bond Plus	141,654,456	21,059,057	13,027,914	2,452,688	2,950,057	149,588,064
TIAA-CREF Emerging Markets Debt	—	26,563,682	1,020,644	11,145	116,891	25,415,240
TIAA-CREF Emerging Markets Equity	106,507,837	27,461,149	4,039,000	450,842	1,435,330	120,764,214
TIAA-CREF Enhanced International Equity Index	152,954,117	35,534,441	3,398,975	6,699,325	5,685,473	170,830,299
TIAA-CREF Enhanced Large-Cap Growth Index	260,511,037	43,928,502	19,413,272	31,242,515	3,045,520	294,333,405
TIAA-CREF Enhanced Large-Cap Value Index	252,987,277	42,373,347	14,480,918	29,325,896	4,123,234	273,360,927
TIAA-CREF Global Natural Resources	31,866,241	8,643,827	376,158	29,527	577,149	35,494,229
TIAA-CREF Growth & Income	217,523,556	36,066,179	11,706,585	24,500,745	1,887,848	246,043,599
TIAA-CREF High-Yield	141,788,819	25,985,939	45,889,927	3,646,074	4,792,851	117,681,126
TIAA-CREF International Equity	161,440,700	50,776,450	5,148,947	1,641,928	2,497,776	203,316,681
TIAA-CREF International Opportunities	153,898,259	24,262,155	2,589,903	319,970	1,586,426	173,360,036
TIAA-CREF Large-Cap Growth	260,271,142	45,469,995	30,704,904	46,202,736	808,526	286,635,784
TIAA-CREF Large-Cap Value	250,877,470	30,385,917	6,437,649	14,757,947	4,635,006	278,508,200
TIAA-CREF Mid-Cap Growth	13,563,166	3,264,758	1,304,658	2,279,095	63,499	15,257,822
TIAA-CREF Mid-Cap Value	11,774,192	1,723,583	470,032	720,985	175,727	13,397,513
TIAA-CREF Money Market	186,513	—	—	—	—	186,513
TIAA-CREF Small-Cap Equity	105,740,004	29,338,913	5,133,275	17,473,052	814,536	126,654,971
	$2,360,892,866	$545,284,220	$201,579,493	$183,919,282	$37,605,306	$2,685,231,763

17

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss)[a]	Dividend income	Value at February 28, 2015
Lifecycle 2040 Fund
TIAA-CREF Bond Plus	$123,129,110	$86,286,235	$58,138,764	$3,623,788	$3,133,128	$151,211,657
TIAA-CREF Emerging Markets Debt	—	34,227,990	1,336,798	13,251	151,194	32,720,353
TIAA-CREF Emerging Markets Equity	147,943,801	37,264,930	4,064,659	453,244	1,996,544	168,332,502
TIAA-CREF Enhanced International Equity Index	216,059,869	48,235,429	3,353,867	9,115,390	8,017,034	240,835,192
TIAA-CREF Enhanced Large-Cap Growth Index	366,328,859	58,317,633	24,789,236	43,104,230	4,289,916	412,942,718
TIAA-CREF Enhanced Large-Cap Value Index	354,751,443	58,373,398	19,159,795	40,905,283	5,801,772	383,335,170
TIAA-CREF Global Natural Resources	44,739,857	12,683,524	1,313,358	21,599	816,838	49,521,627
TIAA-CREF Growth & Income	305,150,208	47,955,442	14,192,912	33,630,245	2,655,451	344,664,973
TIAA-CREF High-Yield	185,333,351	31,781,025	60,055,350	4,277,537	6,232,477	151,543,115
TIAA-CREF International Equity	226,592,970	69,893,218	8,690,272	2,712,497	3,485,343	282,363,588
TIAA-CREF International Opportunities	214,352,348	30,513,016	496,347	61,766	2,234,164	241,096,845
TIAA-CREF Large-Cap Growth	364,287,940	65,525,195	42,710,023	64,802,383	1,134,276	403,431,505
TIAA-CREF Large-Cap Value	351,751,567	45,211,571	11,671,913	21,950,187	6,543,914	390,272,390
TIAA-CREF Mid-Cap Growth	19,655,179	4,942,753	1,899,712	3,393,490	93,297	22,296,324
TIAA-CREF Mid-Cap Value	17,151,603	2,313,532	445,519	969,662	256,619	19,558,753
TIAA-CREF Money Market	273,442	—	—	—	—	273,442
TIAA-CREF Small-Cap Equity	148,458,630	39,353,810	6,458,126	24,123,618	1,142,274	176,690,555
	$3,085,960,177	$672,878,701	$258,776,651	$253,158,170	$47,984,241	$3,471,090,709
Lifecycle 2045 Fund
TIAA-CREF Bond Plus	$38,696,961	$33,527,014	$17,412,860	$681,528	$1,057,120	$54,792,686
TIAA-CREF Emerging Markets Debt	—	12,625,396	117,212	(3,742)	52,207	12,454,074
TIAA-CREF Emerging Markets Equity	46,318,843	19,393,470	1,128,137	(58,320)	689,899	60,212,634
TIAA-CREF Enhanced International Equity Index	67,543,365	26,262,443	1,050,201	2,825,445	2,770,640	86,098,058
TIAA-CREF Enhanced Large-Cap Growth Index	115,312,197	32,801,591	4,733,736	10,968,954	1,480,595	147,741,110
TIAA-CREF Enhanced Large-Cap Value Index	111,491,037	32,014,094	2,698,604	11,191,922	2,003,055	136,921,594
TIAA-CREF Global Natural Resources	14,186,862	6,130,311	495,106	(73,582)	277,963	17,606,359
TIAA-CREF Growth & Income	95,892,930	26,276,596	956,148	9,336,807	880,724	123,023,201
TIAA-CREF High-Yield	58,246,499	15,375,499	16,461,167	252,622	2,093,130	55,388,201
TIAA-CREF International Equity	70,816,942	33,182,402	2,278,572	(122,516)	1,193,079	100,392,623
TIAA-CREF International Opportunities	67,401,417	19,731,381	173,943	(3,193)	781,209	86,079,912
TIAA-CREF Large-Cap Growth	114,652,928	34,489,797	10,365,593	14,128,225	391,461	144,088,366
TIAA-CREF Large-Cap Value	111,024,956	28,447,465	1,772,048	5,821,517	2,261,910	139,263,803
TIAA-CREF Mid-Cap Growth	6,120,983	2,199,041	227,387	995,777	32,356	7,936,208
TIAA-CREF Mid-Cap Value	5,368,356	1,481,438	79,821	282,965	88,510	6,950,474
TIAA-CREF Money Market	81,020	—	—	—	—	81,020
TIAA-CREF Small-Cap Equity	46,698,816	18,008,192	75,376	7,170,169	394,057	62,975,059
	$969,854,112	$341,946,130	$60,025,911	$63,394,578	$16,447,915	$1,242,005,382

18

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss)[a]	Dividend income	Value at February 28, 2015
Lifecycle 2050 Fund
TIAA-CREF Bond Plus	$21,812,428	$19,768,896	$9,756,192	$391,738	$607,580	$31,815,939
TIAA-CREF Emerging Markets Debt	—	6,911,697	—	—	30,029	6,881,838
TIAA-CREF Emerging Markets Equity	26,128,159	11,790,942	399,241	(32,309)	396,558	34,996,288
TIAA-CREF Enhanced International Equity Index	38,087,943	16,082,086	438,929	1,615,960	1,592,443	49,927,848
TIAA-CREF Enhanced Large-Cap Growth Index	64,998,415	20,569,635	2,413,948	6,301,289	851,427	85,671,506
TIAA-CREF Enhanced Large-Cap Value Index	62,844,457	20,538,618	1,715,833	6,436,073	1,152,205	79,425,430
TIAA-CREF Global Natural Resources	7,999,434	3,758,562	490,534	(82,420)	159,768	9,998,176
TIAA-CREF Growth & Income	54,052,244	16,493,785	231,437	5,377,243	503,629	71,369,667
TIAA-CREF High-Yield	32,831,958	10,352,462	8,972,071	147,617	1,200,525	33,200,374
TIAA-CREF International Equity	39,900,116	20,442,257	1,336,425	(93,296)	688,323	58,302,983
TIAA-CREF International Opportunities	37,976,638	12,792,922	319,875	(26,501)	449,004	49,979,009
TIAA-CREF Large-Cap Growth	64,626,764	21,645,281	5,743,237	8,102,061	225,046	83,602,444
TIAA-CREF Large-Cap Value	62,581,777	17,870,411	581,993	3,343,313	1,300,388	80,765,141
TIAA-CREF Mid-Cap Growth	3,447,250	1,295,726	42,960	572,847	18,602	4,607,854
TIAA-CREF Mid-Cap Value	3,025,997	959,094	52,877	162,899	50,968	4,036,416
TIAA-CREF Money Market	41,882	—	—	—	—	41,882
TIAA-CREF Small-Cap Equity	26,324,831	11,416,541	235,211	4,110,328	226,080	36,563,379
	$546,680,293	$212,688,915	$32,730,763	$36,326,842	$9,452,575	$721,186,174
Lifecycle 2055 Fund
TIAA-CREF Bond Plus	$3,125,681	$3,624,142	$1,403,051	$62,377	$94,741	$5,346,802
TIAA-CREF Emerging Markets Debt	—	1,190,466	—	—	4,801	1,186,398
TIAA-CREF Emerging Markets Equity	3,751,860	2,791,260	202,083	(17,344)	63,187	5,947,377
TIAA-CREF Enhanced International Equity Index	5,489,168	3,815,180	235,609	246,452	253,984	8,494,134
TIAA-CREF Enhanced Large-Cap Growth Index	9,313,507	5,345,353	668,950	1,000,132	136,204	14,383,055
TIAA-CREF Enhanced Large-Cap Value Index	9,004,890	5,338,261	660,299	1,017,279	183,704	13,313,763
TIAA-CREF Global Natural Resources	1,145,846	847,128	100,054	(14,057)	25,869	1,692,424
TIAA-CREF Growth & Income	7,745,067	4,335,427	273,697	851,679	77,303	11,967,151
TIAA-CREF High-Yield	4,704,638	2,256,068	1,222,651	29,738	185,734	5,590,274
TIAA-CREF International Equity	5,698,564	4,558,435	443,877	(35,247)	110,421	9,763,725
TIAA-CREF International Opportunities	5,409,787	3,168,181	188,194	(13,338)	71,558	8,354,402
TIAA-CREF Large-Cap Growth	9,260,387	5,449,005	1,147,750	1,274,371	36,088	14,023,848
TIAA-CREF Large-Cap Value	8,967,282	4,845,724	395,409	528,641	207,399	13,552,842
TIAA-CREF Mid-Cap Growth	501,657	322,380	40,435	90,652	2,966	769,246
TIAA-CREF Mid-Cap Value	433,592	242,238	16,695	25,937	8,124	675,611
TIAA-CREF Money Market	6,591	—	—	—	—	6,591
TIAA-CREF Small-Cap Equity	3,772,276	2,660,726	152,626	648,476	36,159	6,130,758
	$78,330,793	$50,789,974	$7,151,380	$5,695,748	$1,498,242	$121,198,401
19

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss)[a]	Dividend income	Value at February 28, 2015
Lifecycle 2060 Fund*
TIAA-CREF Bond Plus	$—	$644,964	$192,565	$7,280	$6,099	$455,611
TIAA-CREF Emerging Markets Debt	—	106,687	4,696	(150)	474	101,425
TIAA-CREF Emerging Markets Equity	—	559,862	3,203	(115)	6,283	521,905
TIAA-CREF Enhanced International Equity Index	—	789,173	4,962	25,770	25,091	752,147
TIAA-CREF Enhanced Large-Cap Growth Index	—	1,324,613	46,755	99,140	13,451	1,275,119
TIAA-CREF Enhanced Large-Cap Value Index	—	1,297,650	48,008	100,555	18,306	1,186,164
TIAA-CREF Global Natural Resources	—	168,598	4,064	(484)	2,527	152,341
TIAA-CREF Growth & Income	—	1,123,362	39,086	84,959	2,937	1,071,350
TIAA-CREF High-Yield	—	525,957	54,892	4,433	10,040	468,834
TIAA-CREF International Equity	—	862,523	29,268	(47)	10,876	872,845
TIAA-CREF International Opportunities	—	737,719	6,587	(124)	7,011	749,195
TIAA-CREF Large-Cap Growth	—	1,358,668	94,925	128,017	3,562	1,251,885
TIAA-CREF Large-Cap Value	—	1,250,294	29,073	51,831	20,501	1,205,095
TIAA-CREF Mid-Cap Growth	—	75,317	3,084	8,815	294	68,850
TIAA-CREF Mid-Cap Value	—	61,828	2,250	2,550	811	60,581
TIAA-CREF Money Market	—	100	—	—	—	100
TIAA-CREF Small-Cap Equity	—	580,387	16,521	64,763	3,576	548,381
	$—	$11,467,702	$579,939	$577,193	$131,839	$10,741,828

*	The Fund commenced operations on September 26, 2014.
a	Includes realized gain distributions received.
20

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Note 4—investments

Net unrealized appreciation (depreciation): At February 28, 2015, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifecycle Retirement Income	$320,909,869	$31,762,299	$(315,790)	$31,446,509
Lifecycle 2010	951,619,572	146,512,307	(738,376)	145,773,931
Lifecycle 2015	1,655,937,428	119,623,325	(10,195,108)	109,428,217
Lifecycle 2020	2,522,680,435	216,719,271	(12,689,773)	204,029,498
Lifecycle 2025	2,508,144,777	254,106,574	(14,180,260)	239,926,314
Lifecycle 2030	2,377,346,001	289,399,853	(14,364,599)	275,035,254
Lifecycle 2035	2,372,905,046	328,507,014	(16,180,297)	312,326,717
Lifecycle 2040	3,021,243,832	472,647,673	(22,800,796)	449,846,877
Lifecycle 2045	1,093,282,660	152,327,205	(3,604,483)	148,722,722
Lifecycle 2050	640,640,062	82,633,696	(2,087,584)	80,546,112
Lifecycle 2055	113,920,863	7,679,139	(401,601)	7,277,538
Lifecycle 2060	10,879,129	61,382	(198,683)	(137,301)
21

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index Retirement Income Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 49.6%
1,917,705	TIAA-CREF Bond Index Fund	$21,094,758
	TOTAL FIXED INCOME	21,094,758

INFLATION-PROTECTED ASSETS - 9.7%
354,984	TIAA-CREF Inflation-Linked Bond Fund	4,107,167
	TOTAL INFLATION-PROTECTED ASSETS	4,107,167

INTERNATIONAL EQUITY - 12.0%
114,625	TIAA-CREF Emerging Markets Equity Index Fund	1,172,615
210,203	TIAA-CREF International Equity Index Fund	3,922,389
	TOTAL INTERNATIONAL EQUITY	5,095,004

U.S. EQUITY - 28.6%
762,592	TIAA-CREF Equity Index Fund	12,163,342
	TOTAL U.S. EQUITY	12,163,342

	TOTAL TIAA-CREF FUNDS	42,460,271
	(Cost $36,974,989)

	TOTAL INVESTMENTS - 99.9%	42,460,271
	(Cost $36,974,989)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	43,505
	NET ASSETS - 100.0%	$42,503,776

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2010 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2010 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 46.4%
7,761,057	TIAA-CREF Bond Index Fund	$85,371,623
	TOTAL FIXED INCOME	85,371,623

INFLATION-PROTECTED ASSETS - 7.5%
1,199,486	TIAA-CREF Inflation-Linked Bond Fund	13,878,050
	TOTAL INFLATION-PROTECTED ASSETS	13,878,050

INTERNATIONAL EQUITY - 13.6%
562,247	TIAA-CREF Emerging Markets Equity Index Fund	5,751,792
1,031,062	TIAA-CREF International Equity Index Fund	19,239,608
	TOTAL INTERNATIONAL EQUITY	24,991,400

U.S. EQUITY - 32.3%
3,729,078	TIAA-CREF Equity Index Fund	59,478,799
	TOTAL U.S. EQUITY	59,478,799

	TOTAL TIAA-CREF FUNDS	183,719,872
	(Cost $155,091,382)

	TOTAL INVESTMENTS - 99.8%	183,719,872
	(Cost $155,091,382)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	404,528
	NET ASSETS - 100.0%	$184,124,400

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2015 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2015 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 43.2%
13,093,057	TIAA-CREF Bond Index Fund	$144,023,630
	TOTAL FIXED INCOME	144,023,630

INFLATION-PROTECTED ASSETS - 5.6%
1,617,558	TIAA-CREF Inflation-Linked Bond Fund	18,715,142
	TOTAL INFLATION-PROTECTED ASSETS	18,715,142

INTERNATIONAL EQUITY - 15.1%
1,137,430	TIAA-CREF Emerging Markets Equity Index Fund	11,635,913
2,085,836	TIAA-CREF International Equity Index Fund	38,921,691
	TOTAL INTERNATIONAL EQUITY	50,557,604

U.S. EQUITY - 36.0%
7,525,982	TIAA-CREF Equity Index Fund	120,039,408
	TOTAL U.S. EQUITY	120,039,408

	TOTAL TIAA-CREF FUNDS	333,335,784
	(Cost $278,836,388)

	TOTAL INVESTMENTS - 99.9%	333,335,784
	(Cost $278,836,388)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	511,265
	NET ASSETS - 100.0%	$333,847,049

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
3

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2020 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2020 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 37.1%
17,925,824	TIAA-CREF Bond Index Fund	$197,184,060
	TOTAL FIXED INCOME	197,184,060

INFLATION-PROTECTED ASSETS - 3.7%
1,680,258	TIAA-CREF Inflation-Linked Bond Fund	19,440,590
	TOTAL INFLATION-PROTECTED ASSETS	19,440,590

INTERNATIONAL EQUITY - 17.5%
2,098,508	TIAA-CREF Emerging Markets Equity Index Fund	21,467,738
3,848,178	TIAA-CREF International Equity Index Fund	71,806,998
	TOTAL INTERNATIONAL EQUITY	93,274,736

U.S. EQUITY - 41.6%
13,845,701	TIAA-CREF Equity Index Fund	220,838,937
	TOTAL U.S. EQUITY	220,838,937

	TOTAL TIAA-CREF FUNDS	530,738,323
	(Cost $447,025,571)

	TOTAL INVESTMENTS - 99.9%	530,738,323
	(Cost $447,025,571)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	718,960
	NET ASSETS - 100.0%	$531,457,283

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2025 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2025 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 31.0%
14,881,875	TIAA-CREF Bond Index Fund	$163,700,623
	TOTAL FIXED INCOME	163,700,623

INFLATION-PROTECTED ASSETS - 1.7%
793,809	TIAA-CREF Inflation-Linked Bond Fund	9,184,368
	TOTAL INFLATION-PROTECTED ASSETS	9,184,368

INTERNATIONAL EQUITY - 20.0%
2,369,439	TIAA-CREF Emerging Markets Equity Index Fund	24,239,365
4,344,924	TIAA-CREF International Equity Index Fund	81,076,291
	TOTAL INTERNATIONAL EQUITY	105,315,656

U.S. EQUITY - 47.1%
15,599,483	TIAA-CREF Equity Index Fund	248,811,760
	TOTAL U.S. EQUITY	248,811,760

	TOTAL TIAA-CREF FUNDS	527,012,407
	(Cost $436,181,504)

	TOTAL INVESTMENTS - 99.8%	527,012,407
	(Cost $436,181,504)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	918,137
	NET ASSETS - 100.0%	$527,930,544

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
5

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2030 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2030 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 24.7%
12,563,123	TIAA-CREF Bond Index Fund	$138,194,358
	TOTAL FIXED INCOME	138,194,358

INTERNATIONAL EQUITY - 22.4%
2,808,868	TIAA-CREF Emerging Markets Equity Index Fund	28,734,725
5,150,630	TIAA-CREF International Equity Index Fund	96,110,751
	TOTAL INTERNATIONAL EQUITY	124,845,476

U.S. EQUITY - 52.7%
18,461,085	TIAA-CREF Equity Index Fund	294,454,298
	TOTAL U.S. EQUITY	294,454,298

	TOTAL TIAA-CREF FUNDS	557,494,132
	(Cost $453,604,212)

	TOTAL INVESTMENTS - 99.8%	557,494,132
	(Cost $453,604,212)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	1,054,202
	NET ASSETS - 100.0%	$558,548,334

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
6

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2035 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2035 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 16.7%
8,015,648	TIAA-CREF Bond Index Fund	$88,172,125
	TOTAL FIXED INCOME	88,172,125

INTERNATIONAL EQUITY - 24.8%
2,934,218	TIAA-CREF Emerging Markets Equity Index Fund	30,017,053
5,388,176	TIAA-CREF International Equity Index Fund	100,543,357
	TOTAL INTERNATIONAL EQUITY	130,560,410

U.S. EQUITY - 58.3%
19,249,385	TIAA-CREF Equity Index Fund	307,027,686
	TOTAL U.S. EQUITY	307,027,686

	TOTAL TIAA-CREF FUNDS	525,760,221
	(Cost $417,366,529)

	TOTAL INVESTMENTS - 99.8%	525,760,221
	(Cost $417,366,529)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	868,906
	NET ASSETS - 100.0%	$526,629,127

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
7

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2040 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2040 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 9.6%
5,439,780	TIAA-CREF Bond Index Fund	$59,837,577
	TOTAL FIXED INCOME	59,837,577

INTERNATIONAL EQUITY - 27.0%
3,790,484	TIAA-CREF Emerging Markets Equity Index Fund	38,776,650
6,951,466	TIAA-CREF International Equity Index Fund	129,714,350
	TOTAL INTERNATIONAL EQUITY	168,491,000

U.S. EQUITY - 63.2%
24,693,791	TIAA-CREF Equity Index Fund	393,865,964
	TOTAL U.S. EQUITY	393,865,964

	TOTAL TIAA-CREF FUNDS	622,194,541
	(Cost $482,354,097)

	TOTAL INVESTMENTS - 99.8%	622,194,541
	(Cost $482,354,097)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	1,405,446
	NET ASSETS - 100.0%	$623,599,987

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
8

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2045 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2045 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 9.8%
2,641,049	TIAA-CREF Bond Index Fund	$29,051,538
	TOTAL FIXED INCOME	29,051,538

INTERNATIONAL EQUITY - 26.9%
1,789,557	TIAA-CREF Emerging Markets Equity Index Fund	18,307,166
3,281,990	TIAA-CREF International Equity Index Fund	61,241,940
	TOTAL INTERNATIONAL EQUITY	79,549,106

U.S. EQUITY - 63.0%
11,658,526	TIAA-CREF Equity Index Fund	185,953,496
	TOTAL U.S. EQUITY	185,953,496

	TOTAL TIAA-CREF FUNDS	294,554,140
	(Cost $240,727,182)

	TOTAL INVESTMENTS - 99.7%	294,554,140
	(Cost $240,727,182)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	875,853
	NET ASSETS - 100.0%	$295,429,993

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
9

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2050 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2050 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 9.7%
1,702,669	TIAA-CREF Bond Index Fund	$18,729,355
	TOTAL FIXED INCOME	18,729,355

INTERNATIONAL EQUITY - 27.0%
1,167,351	TIAA-CREF Emerging Markets Equity Index Fund	11,942,002
2,140,881	TIAA-CREF International Equity Index Fund	39,948,839
	TOTAL INTERNATIONAL EQUITY	51,890,841

U.S. EQUITY - 63.0%
7,605,004	TIAA-CREF Equity Index Fund	121,299,821
	TOTAL U.S. EQUITY	121,299,821

	TOTAL TIAA-CREF FUNDS	191,920,017
	(Cost $157,017,392)

	TOTAL INVESTMENTS - 99.7%	191,920,017
	(Cost $157,017,392)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	571,588
	NET ASSETS - 100.0%	$192,491,605

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
10

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2055 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2055 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 10.0%
404,673	TIAA-CREF Bond Index Fund	$4,451,402
	TOTAL FIXED INCOME	4,451,402

INTERNATIONAL EQUITY - 27.0%
270,068	TIAA-CREF Emerging Markets Equity Index Fund	2,762,794
495,190	TIAA-CREF International Equity Index Fund	9,240,237
	TOTAL INTERNATIONAL EQUITY	12,003,031

U.S. EQUITY - 62.6%
1,749,815	TIAA-CREF Equity Index Fund	27,909,548
	TOTAL U.S. EQUITY	27,909,548

	TOTAL TIAA-CREF FUNDS	44,363,981
	(Cost $38,080,126)

	TOTAL INVESTMENTS - 99.6%	44,363,981
	(Cost $38,080,126)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	176,747
	NET ASSETS - 100.0%	$44,540,728

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
11

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2060 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2060 FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 9.5%
90,942	TIAA-CREF Bond Index Fund	$1,000,364
	TOTAL FIXED INCOME	1,000,364

INTERNATIONAL EQUITY - 27.1%
64,313	TIAA-CREF Emerging Markets Equity Index Fund	657,922
117,855	TIAA-CREF International Equity Index Fund	2,199,178
	TOTAL INTERNATIONAL EQUITY	2,857,100

U.S. EQUITY - 63.4%
418,667	TIAA-CREF Equity Index Fund	6,677,744
	TOTAL U.S. EQUITY	6,677,744

	TOTAL TIAA-CREF FUNDS	10,535,208
	(Cost $10,271,113)

	TOTAL INVESTMENTS - 100.0%	10,535,208
	(Cost $10,271,113)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	(5,562)
	NET ASSETS - 100.0%	$10,529,646

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
12

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Lifecycle Index 2060 Fund commenced operations on September 26, 2014.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Premier and Retirement Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended February 28, 2015, there were no transfers between levels by the Funds.

As of February 28, 2015, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss)[a]	Dividend income	Value at February 28, 2015
Lifecycle Index Retirement Income Fund
TIAA-CREF Bond Index	$17,318,318	$6,835,204	$3,346,362	$7,149	$309,106	$21,094,758
TIAA-CREF Emerging Markets Equity Index	941,921	498,530	226,111	(10,350)	22,314	1,172,615
TIAA-CREF Equity Index	9,776,225	3,766,671	2,268,048	58,479	195,710	12,163,342
TIAA-CREF Inflation-Linked Bond	3,486,035	1,410,781	730,862	(45,301)	63,385	4,107,167
TIAA-CREF International Equity Index	3,237,507	1,613,762	736,183	(30,436)	130,696	3,922,389
	$34,760,006	$14,124,948	$7,307,566	$(20,459)	$721,211	$42,460,271
Lifecycle Index 2010 Fund
TIAA-CREF Bond Index	$73,187,291	$16,606,735	$5,545,731	$16,299	$1,284,350	$85,371,623
TIAA-CREF Emerging Markets Equity Index	4,947,728	1,605,613	573,065	(41,300)	113,325	5,751,792
TIAA-CREF Equity Index	51,353,161	9,475,318	5,844,071	343,215	993,913	59,478,799
TIAA-CREF Inflation-Linked Bond	11,952,031	3,118,753	974,759	(57,206)	220,350	13,878,050
TIAA-CREF International Equity Index	17,006,236	5,209,713	1,924,782	(65,680)	663,744	19,239,608
	$158,446,447	$36,016,132	$14,862,408	$195,328	$3,275,682	$183,719,872
Lifecycle Index 2015 Fund
TIAA-CREF Bond Index	$120,446,402	$29,355,918	$7,674,177	$12,042	$2,159,280	$144,023,630
TIAA-CREF Emerging Markets Equity Index	9,941,695	3,135,228	978,713	(72,996)	230,444	11,635,913
TIAA-CREF Equity Index	103,337,257	17,028,872	9,476,165	683,688	2,021,909	120,039,408
TIAA-CREF Inflation-Linked Bond	15,724,686	4,276,857	998,399	(60,949)	294,470	18,715,142
TIAA-CREF International Equity Index	34,233,588	9,765,074	2,940,512	(102,222)	1,352,075	38,921,691
	$283,683,628	$63,561,949	$22,067,966	$459,563	$6,058,178	$333,335,784
Lifecycle Index 2020 Fund
TIAA-CREF Bond Index	$150,802,408	$47,842,407	$3,994,114	$102,545	$2,806,556	$197,184,060
TIAA-CREF Emerging Markets Equity Index	16,700,305	6,787,432	1,208,749	(119,750)	412,863	21,467,738
TIAA-CREF Equity Index	173,599,042	40,391,723	9,106,753	995,299	3,616,834	220,838,937
TIAA-CREF Inflation-Linked Bond	14,614,119	5,536,012	450,488	(22,948)	279,067	19,440,590
TIAA-CREF International Equity Index	57,510,673	20,885,142	3,007,283	(112,534)	2,414,866	71,806,998
	$413,226,547	$121,442,716	$17,767,387	$842,612	$9,530,186	$530,738,323
Lifecycle Index 2025 Fund
TIAA-CREF Bond Index	$127,362,829	$36,525,615	$2,324,513	$110,692	$2,366,740	$163,700,623
TIAA-CREF Emerging Markets Equity Index	19,120,269	7,035,288	990,304	(116,195)	468,858	24,239,365
TIAA-CREF Equity Index	198,612,185	39,668,540	7,619,541	1,181,714	4,115,510	248,811,760
TIAA-CREF Inflation-Linked Bond	6,396,525	2,962,327	59,783	2,798	124,961	9,184,368
TIAA-CREF International Equity Index	65,801,795	22,211,234	2,771,825	(91,765)	2,750,081	81,076,291
	$417,293,603	$108,403,004	$13,765,966	$1,087,244	$9,826,150	$527,012,407

14

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss)[a]	Dividend income	Value at February 28, 2015
Lifecycle Index 2030 Fund
TIAA-CREF Bond Index	$103,839,723	$34,634,526	$2,067,673	$92,596	$1,972,088	$138,194,358
TIAA-CREF Emerging Markets Equity Index	22,040,806	8,363,640	556,774	(58,198)	552,142	28,734,725
TIAA-CREF Equity Index	229,203,411	49,161,095	5,131,568	1,393,102	4,836,941	294,454,298
TIAA-CREF International Equity Index	75,936,947	26,736,385	1,734,780	8,782	3,229,533	96,110,751
	$431,020,887	$118,895,646	$9,490,795	$1,436,282	$10,590,704	$557,494,132
Lifecycle Index 2035 Fund
TIAA-CREF Bond Index	$67,878,093	$21,138,462	$1,996,012	$47,173	$1,280,842	$88,172,125
TIAA-CREF Emerging Markets Equity Index	23,778,004	8,125,855	706,689	(70,521)	577,331	30,017,053
TIAA-CREF Equity Index	247,165,387	43,220,757	5,693,616	1,455,063	5,060,914	307,027,686
TIAA-CREF International Equity Index	81,833,250	25,463,942	1,452,231	43,561	3,381,109	100,543,357
	$420,654,734	$97,949,016	$9,848,548	$1,475,276	$10,300,196	$525,760,221
Lifecycle Index 2040 Fund
TIAA-CREF Bond Index	$49,939,539	$11,437,209	$2,342,477	$33,630	$902,403	$59,837,577
TIAA-CREF Emerging Markets Equity Index	30,287,947	10,571,175	556,775	(59,727)	744,305	38,776,650
TIAA-CREF Equity Index	314,832,411	53,481,430	2,962,624	1,871,753	6,518,809	393,865,964
TIAA-CREF International Equity Index	104,237,016	32,393,942	164,429	184,107	4,359,111	129,714,350
	$499,296,913	$107,883,756	$6,026,305	$2,029,763	$12,524,628	$622,194,541
Lifecycle Index 2045 Fund
TIAA-CREF Bond Index	$21,772,293	$7,789,355	$880,569	$13,614	$409,894	$29,051,538
TIAA-CREF Emerging Markets Equity Index	13,204,916	6,105,167	298,128	(22,326)	342,559	18,307,166
TIAA-CREF Equity Index	137,258,372	37,360,243	1,653,735	845,990	3,001,645	185,953,496
TIAA-CREF International Equity Index	45,444,517	19,307,022	499,975	38,482	2,007,217	61,241,940
	$217,680,098	$70,561,787	$3,332,407	$875,760	$5,761,315	$294,554,140
Lifecycle Index 2050 Fund
TIAA-CREF Bond Index	$13,794,278	$5,128,851	$433,574	$11,812	$263,649	$18,729,355
TIAA-CREF Emerging Markets Equity Index	8,366,123	4,078,354	47,311	(2,341)	222,287	11,942,002
TIAA-CREF Equity Index	86,962,911	26,630,224	687,786	565,137	1,945,878	121,299,821
TIAA-CREF International Equity Index	28,792,300	13,180,858	131,035	49,405	1,301,262	39,948,839
	$137,915,612	$49,018,287	$1,299,706	$624,013	$3,733,076	$191,920,017
Lifecycle Index 2055 Fund
TIAA-CREF Bond Index	$2,929,927	$1,574,056	$107,222	$2,268	$58,782	$4,451,402
TIAA-CREF Emerging Markets Equity Index	1,776,982	1,111,586	22,628	(4,615)	51,019	2,762,794
TIAA-CREF Equity Index	18,471,072	7,801,756	246,172	125,945	446,958	27,909,548
TIAA-CREF International Equity Index	6,115,529	3,605,476	74,791	3,513	298,421	9,240,237
	$29,293,510	$14,092,874	$450,813	$127,111	$855,180	$44,363,981
Lifecycle Index 2060 Fund*
TIAA-CREF Bond Index	$—	$1,062,040	$81,542	$1,878	$9,321	$1,000,364
TIAA-CREF Emerging Markets Equity Index	—	703,930	14,734	(769)	13,093	657,922
TIAA-CREF Equity Index	—	6,568,223	208,900	38,144	115,125	6,677,744
TIAA-CREF International Equity Index	—	2,270,328	30,609	1,473	76,678	2,199,178
	$—	$10,604,521	$335,785	$40,726	$214,217	$10,535,208

*	The Fund commenced operations on September 26, 2014.
a	Includes realized gain distributions received.
15

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

Note 4—investments

Net unrealized appreciation (depreciation): At February 28, 2015, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifecycle Index Retirement Income	$36,974,989	$5,485,282	$—	$5,485,282
Lifecycle Index 2010	155,091,382	28,628,490	—	28,628,490
Lifecycle Index 2015	278,836,388	54,499,396	—	54,499,396
Lifecycle Index 2020	447,025,571	83,830,497	(117,745)	83,712,752
Lifecycle Index 2025	436,181,504	90,932,678	(101,775)	90,830,903
Lifecycle Index 2030	453,604,212	104,166,859	(276,939)	103,889,920
Lifecycle Index 2035	417,366,529	108,733,577	(339,885)	108,393,692
Lifecycle Index 2040	482,354,097	140,368,692	(528,248)	139,840,444
Lifecycle Index 2045	240,727,182	54,049,282	(222,324)	53,826,958
Lifecycle Index 2050	157,017,392	35,043,794	(141,169)	34,902,625
Lifecycle Index 2055	38,080,126	6,373,946	(90,091)	6,283,855
Lifecycle Index 2060	10,271,113	333,258	(69,163)	264,095
16

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Income Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 100.3%(a)

FIXED INCOME - 39.4%
964,455	TIAA-CREF Bond Fund	$10,252,153
986,578	TIAA-CREF Bond Plus Fund	10,585,985
33,371	TIAA-CREF High-Yield Fund	335,049
	TOTAL FIXED INCOME	21,173,187

INTERNATIONAL EQUITY - 7.3%
79,657	TIAA-CREF Emerging Markets Equity Fund	816,485
76,597	TIAA-CREF Enhanced International Equity Index Fund	585,199
19,522	TIAA-CREF Global Natural Resources Fund	172,379
126,214	TIAA-CREF International Equity Fund	1,452,720
82,279	TIAA-CREF International Opportunities Fund	891,077
	TOTAL INTERNATIONAL EQUITY	3,917,860

SHORT-TERM FIXED INCOME - 40.1%
2,993	TIAA-CREF Money Market Fund	2,993
2,076,474	TIAA-CREF Short-Term Bond Fund	21,553,804
	TOTAL SHORT-TERM FIXED INCOME	21,556,797

U.S. EQUITY - 13.5%
50,443	TIAA-CREF Enhanced Large-Cap Growth Index Fund	596,232
52,613	TIAA-CREF Enhanced Large-Cap Value Index Fund	545,072
133,031	TIAA-CREF Growth & Income Fund	1,662,886
111,320	TIAA-CREF Large-Cap Growth Fund	1,761,081
101,578	TIAA-CREF Large-Cap Value Fund	1,855,829
2,322	TIAA-CREF Mid-Cap Growth Fund	51,692
1,843	TIAA-CREF Mid-Cap Value Fund	45,790
39,735	TIAA-CREF Small-Cap Equity Fund	708,866
	TOTAL U.S. EQUITY	7,227,448

	TOTAL TIAA-CREF FUNDS	53,875,292
	(Cost $52,536,974)

	TOTAL INVESTMENTS - 100.3%	53,875,292
	(Cost $52,536,974)
	OTHER ASSETS & LIABILITIES, NET - (0.3)%	(145,199)
	NET ASSETS - 100.0%	$53,730,093

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Conservative Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE CONSERVATIVE FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 38.7%
908,711	TIAA-CREF Bond Fund	$9,659,603
2,878,235	TIAA-CREF Bond Plus Fund	30,883,456
65,723	TIAA-CREF High-Yield Fund	659,860
	TOTAL FIXED INCOME	41,202,919

INTERNATIONAL EQUITY - 13.4%
261,511	TIAA-CREF Emerging Markets Equity Fund	2,680,483
335,742	TIAA-CREF Enhanced International Equity Index Fund	2,565,066
76,896	TIAA-CREF Global Natural Resources Fund	678,992
428,172	TIAA-CREF International Equity Fund	4,928,265
309,715	TIAA-CREF International Opportunities Fund	3,354,210
	TOTAL INTERNATIONAL EQUITY	14,207,016

SHORT-TERM FIXED INCOME - 20.0%
4,722	TIAA-CREF Money Market Fund	4,722
2,046,714	TIAA-CREF Short-Term Bond Fund	21,244,892
	TOTAL SHORT-TERM FIXED INCOME	21,249,614

U.S. EQUITY - 27.7%
232,578	TIAA-CREF Enhanced Large-Cap Growth Index Fund	2,749,074
244,635	TIAA-CREF Enhanced Large-Cap Value Index Fund	2,534,419
517,455	TIAA-CREF Growth & Income Fund	6,468,187
465,534	TIAA-CREF Large-Cap Growth Fund	7,364,743
400,138	TIAA-CREF Large-Cap Value Fund	7,310,522
12,729	TIAA-CREF Mid-Cap Growth Fund	283,347
10,160	TIAA-CREF Mid-Cap Value Fund	252,362
141,880	TIAA-CREF Small-Cap Equity Fund	2,531,147
	TOTAL U.S. EQUITY	29,493,801

	TOTAL TIAA-CREF FUNDS	106,153,350
	(Cost $102,145,888)

	TOTAL INVESTMENTS - 99.8%	106,153,350
	(Cost $102,145,888)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	189,561
	NET ASSETS - 100.0%	$106,342,911

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Moderate Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE MODERATE FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 38.8%
4,941,081	TIAA-CREF Bond Plus Fund	$53,017,795
85,828	TIAA-CREF High-Yield Fund	861,715
	TOTAL FIXED INCOME	53,879,510

INTERNATIONAL EQUITY - 19.4%
470,444	TIAA-CREF Emerging Markets Equity Fund	4,822,055
670,966	TIAA-CREF Enhanced International Equity Index Fund	5,126,180
149,024	TIAA-CREF Global Natural Resources Fund	1,315,880
794,744	TIAA-CREF International Equity Fund	9,147,499
598,155	TIAA-CREF International Opportunities Fund	6,478,020
	TOTAL INTERNATIONAL EQUITY	26,889,634

SHORT-TERM FIXED INCOME - 0.0%
6,346	TIAA-CREF Money Market Fund	6,346
	TOTAL SHORT-TERM FIXED INCOME	6,346

U.S. EQUITY - 41.8%
461,421	TIAA-CREF Enhanced Large-Cap Growth Index Fund	5,453,996
485,254	TIAA-CREF Enhanced Large-Cap Value Index Fund	5,027,235
1,001,630	TIAA-CREF Growth & Income Fund	12,520,370
923,489	TIAA-CREF Large-Cap Growth Fund	14,609,595
776,239	TIAA-CREF Large-Cap Value Fund	14,181,886
33,548	TIAA-CREF Mid-Cap Growth Fund	746,768
27,073	TIAA-CREF Mid-Cap Value Fund	672,498
268,749	TIAA-CREF Small-Cap Equity Fund	4,794,483
	TOTAL U.S. EQUITY	58,006,831

	TOTAL TIAA-CREF FUNDS	138,782,321
	(Cost $132,034,565)

	TOTAL INVESTMENTS - 100.0%	138,782,321
	(Cost $132,034,565)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	49,458
	NET ASSETS - 100.0%	$138,831,779

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
3

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Growth Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 19.0%
1,206,108	TIAA-CREF Bond Plus Fund	$12,941,534
43,392	TIAA-CREF High-Yield Fund	435,654
	TOTAL FIXED INCOME	13,377,188

INTERNATIONAL EQUITY - 25.4%
304,539	TIAA-CREF Emerging Markets Equity Fund	3,121,524
453,594	TIAA-CREF Enhanced International Equity Index Fund	3,465,460
98,936	TIAA-CREF Global Natural Resources Fund	873,605
523,034	TIAA-CREF International Equity Fund	6,020,120
403,061	TIAA-CREF International Opportunities Fund	4,365,147
	TOTAL INTERNATIONAL EQUITY	17,845,856

SHORT-TERM FIXED INCOME - 0.0%
3,306	TIAA-CREF Money Market Fund	3,306
	TOTAL SHORT-TERM FIXED INCOME	3,306

U.S. EQUITY - 55.3%
310,470	TIAA-CREF Enhanced Large-Cap Growth Index Fund	3,669,752
327,497	TIAA-CREF Enhanced Large-Cap Value Index Fund	3,392,870
665,762	TIAA-CREF Growth & Income Fund	8,322,027
619,937	TIAA-CREF Large-Cap Growth Fund	9,807,406
514,821	TIAA-CREF Large-Cap Value Fund	9,405,777
25,987	TIAA-CREF Mid-Cap Growth Fund	578,466
20,404	TIAA-CREF Mid-Cap Value Fund	506,843
179,877	TIAA-CREF Small-Cap Equity Fund	3,209,009
	TOTAL U.S. EQUITY	38,892,150

	TOTAL TIAA-CREF FUNDS	70,118,500
	(Cost $64,627,484)

	TOTAL INVESTMENTS - 99.7%	70,118,500
	(Cost $64,627,484)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	207,489
	NET ASSETS - 100.0%	$70,325,989

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Aggressive Growth Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

INTERNATIONAL EQUITY - 31.2%
270,329	TIAA-CREF Emerging Markets Equity Fund	$2,770,873
416,718	TIAA-CREF Enhanced International Equity Index Fund	3,183,722
90,767	TIAA-CREF Global Natural Resources Fund	801,470
469,396	TIAA-CREF International Equity Fund	5,402,745
366,857	TIAA-CREF International Opportunities Fund	3,973,058
	TOTAL INTERNATIONAL EQUITY	16,131,868

SHORT-TERM FIXED INCOME - 0.0%
4,048	TIAA-CREF Money Market Fund	4,048
	TOTAL SHORT-TERM FIXED INCOME	4,048

U.S. EQUITY - 68.7%
284,668	TIAA-CREF Enhanced Large-Cap Growth Index Fund	3,364,777
300,029	TIAA-CREF Enhanced Large-Cap Value Index Fund	3,108,298
604,048	TIAA-CREF Growth & Income Fund	7,550,602
568,870	TIAA-CREF Large-Cap Growth Fund	8,999,526
470,347	TIAA-CREF Large-Cap Value Fund	8,593,242
25,043	TIAA-CREF Mid-Cap Growth Fund	557,461
19,917	TIAA-CREF Mid-Cap Value Fund	494,737
162,670	TIAA-CREF Small-Cap Equity Fund	2,902,039
	TOTAL U.S. EQUITY	35,570,682

	TOTAL TIAA-CREF FUNDS	51,706,598
	(Cost $45,345,719)

	TOTAL INVESTMENTS - 99.9%	51,706,598
	(Cost $45,345,719)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	36,571
	NET ASSETS - 100.0%	$51,743,169

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
5

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended February 28, 2015, there were no transfers between levels by the Funds.

6

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

As of February 28, 2015, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2014	Purchase cost	Sales proceeds	Realized gain (loss)[a]	Dividend income	Value at February 28, 2015
Lifestyle Income Fund
TIAA-CREF Bond	$7,200,882	$3,662,934	$677,192	$73,092	$157,826	$10,252,153
TIAA-CREF Bond Plus	7,992,250	2,946,511	348,359	122,100	190,775	10,585,985
TIAA-CREF Emerging Markets Equity	603,474	325,683	52,323	(4,520)	9,693	816,485
TIAA-CREF Enhanced International Equity Index	419,568	219,995	11,508	18,288	18,486	585,199
TIAA-CREF Enhanced Large-Cap Growth Index	510,092	196,415	130,075	52,652	5,886	596,232
TIAA-CREF Enhanced Large-Cap Value Index	492,875	203,337	137,757	48,876	7,848	545,072
TIAA-CREF Global Natural Resources	130,749	78,203	14,539	(2,335)	2,800	172,379
TIAA-CREF Growth & Income	1,186,424	497,771	44,542	124,142	11,494	1,662,886
TIAA-CREF High-Yield	796,759	383,321	836,723	(2,924)	13,730	335,049
TIAA-CREF International Equity	787,186	803,348	144,009	(3,969)	17,113	1,452,720
TIAA-CREF International Opportunities	672,666	299,025	74,964	(1,615)	8,365	891,077
TIAA-CREF Large-Cap Growth	1,417,557	639,704	353,713	188,555	5,276	1,761,081
TIAA-CREF Large-Cap Value	1,365,362	573,004	104,520	78,673	30,017	1,855,829
TIAA-CREF Mid-Cap Growth	38,628	35,168	21,136	5,960	218	51,692
TIAA-CREF Mid-Cap Value	28,512	24,436	8,085	1,524	547	45,790
TIAA-CREF Money Market	2,993	—	—	—	—	2,993
TIAA-CREF Short-Term Bond	15,927,872	6,186,535	454,224	14,645	177,887	21,553,804
TIAA-CREF Small-Cap Equity	430,445	363,044	73,081	69,067	3,972	708,866
	$40,004,294	$17,438,434	$3,486,750	$782,211	$661,933	$53,875,292
Lifestyle Conservative Fund
TIAA-CREF Bond	$6,267,190	$4,499,910	$1,172,437	$69,785	$148,564	$9,659,603
TIAA-CREF Bond Plus	23,367,610	8,738,761	1,210,367	351,054	559,148	30,883,456
TIAA-CREF Emerging Markets Equity	1,913,523	1,025,475	60,359	(6,800)	30,164	2,680,483
TIAA-CREF Enhanced International Equity Index	1,826,544	963,676	36,777	78,306	79,149	2,565,066
TIAA-CREF Enhanced Large-Cap Growth Index	2,114,162	938,010	389,721	203,670	26,607	2,749,074
TIAA-CREF Enhanced Large-Cap Value Index	2,043,161	908,674	351,483	210,217	35,941	2,534,419
TIAA-CREF Global Natural Resources	513,250	290,190	36,426	(6,024)	10,715	678,992
TIAA-CREF Growth & Income	4,619,489	2,083,037	328,392	485,374	44,798	6,468,187
TIAA-CREF High-Yield	1,561,905	781,038	1,666,362	(8,666)	27,031	659,860
TIAA-CREF International Equity	3,060,230	2,341,838	437,182	(24,885)	58,419	4,928,265
TIAA-CREF International Opportunities	2,493,181	1,038,454	147,496	(5,710)	30,694	3,354,210
TIAA-CREF Large-Cap Growth	5,513,932	2,530,771	948,550	729,024	19,990	7,364,743
TIAA-CREF Large-Cap Value	5,340,590	2,154,295	266,552	298,702	115,278	7,310,522
TIAA-CREF Mid-Cap Growth	210,397	144,800	65,610	33,501	1,167	283,347
TIAA-CREF Mid-Cap Value	170,964	123,547	47,761	9,717	3,008	252,362
TIAA-CREF Money Market	4,722	—	—	—	—	4,722
TIAA-CREF Short-Term Bond	15,631,526	6,451,881	735,389	13,501	173,718	21,244,892
TIAA-CREF Small-Cap Equity	1,685,808	1,120,230	220,513	263,806	15,073	2,531,147
	$78,338,184	$36,134,587	$8,121,377	$2,694,572	$1,379,464	$106,153,350

7

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2014	Purchase cost	Sales proceeds	Realized gain (loss)[a]	Dividend income	Value at February 28, 2015
Lifestyle Moderate Fund
TIAA-CREF Bond Plus	$38,707,494	$18,158,557	$3,829,225	$586,442	$926,800	$53,017,795
TIAA-CREF Emerging Markets Equity	3,453,727	1,832,516	124,322	(9,613)	54,436	4,822,055
TIAA-CREF Enhanced International Equity Index	3,680,683	1,917,617	107,096	160,625	160,131	5,126,180
TIAA-CREF Enhanced Large-Cap Growth Index	4,073,689	1,669,828	446,871	401,208	53,545	5,453,996
TIAA-CREF Enhanced Large-Cap Value Index	3,944,367	1,682,199	458,411	408,004	72,417	5,027,235
TIAA-CREF Global Natural Resources	995,088	590,253	106,140	(13,593)	21,273	1,315,880
TIAA-CREF Growth & Income	8,976,999	3,908,772	530,263	922,830	84,861	12,520,370
TIAA-CREF High-Yield	2,028,178	949,213	2,095,830	(10,933)	34,142	861,715
TIAA-CREF International Equity	5,942,807	3,922,582	654,261	(16,686)	109,811	9,147,499
TIAA-CREF International Opportunities	4,757,631	2,164,508	405,460	(16,901)	58,832	6,478,020
TIAA-CREF Large-Cap Growth	10,724,422	4,701,279	1,312,030	1,389,226	39,057	14,609,595
TIAA-CREF Large-Cap Value	10,376,182	4,081,968	427,883	574,041	225,817	14,181,886
TIAA-CREF Mid-Cap Growth	549,122	285,328	72,558	88,153	3,041	746,768
TIAA-CREF Mid-Cap Value	471,155	211,207	26,858	27,694	8,274	672,498
TIAA-CREF Money Market	6,346	—	—	—	—	6,346
TIAA-CREF Small-Cap Equity	3,265,227	1,958,361	311,270	513,953	29,553	4,794,483
	$101,953,117	$48,034,188	$10,908,478	$5,004,450	$1,881,990	$138,782,321
Lifestyle Growth Fund
TIAA-CREF Bond Plus	$8,992,716	$5,057,774	$1,103,780	$145,651	$224,646	$12,941,534
TIAA-CREF Emerging Markets Equity	2,159,856	1,220,280	43,337	(605)	34,088	3,121,524
TIAA-CREF Enhanced International Equity Index	2,459,587	1,317,965	66,995	105,607	106,627	3,465,460
TIAA-CREF Enhanced Large-Cap Growth Index	2,663,455	1,121,199	219,531	262,686	35,448	3,669,752
TIAA-CREF Enhanced Large-Cap Value Index	2,572,429	1,125,036	209,357	271,612	48,052	3,392,870
TIAA-CREF Global Natural Resources	653,308	367,176	40,321	(4,284)	13,958	873,605
TIAA-CREF Growth & Income	5,874,334	2,590,831	255,218	599,251	56,045	8,322,027
TIAA-CREF High-Yield	989,284	519,204	1,062,133	(6,011)	16,845	435,654
TIAA-CREF International Equity	3,886,128	2,315,745	127,259	(3,820)	70,342	6,020,120
TIAA-CREF International Opportunities	3,080,114	1,424,728	112,336	(6,477)	38,180	4,365,147
TIAA-CREF Large-Cap Growth	7,005,224	3,143,162	677,419	942,306	25,618	9,807,406
TIAA-CREF Large-Cap Value	6,788,966	2,775,781	256,873	373,022	147,693	9,405,777
TIAA-CREF Mid-Cap Growth	405,355	213,693	30,277	67,278	2,235	578,466
TIAA-CREF Mid-Cap Value	354,533	160,976	21,073	20,539	6,210	506,843
TIAA-CREF Money Market	3,306	—	—	—	—	3,306
TIAA-CREF Small-Cap Equity	2,145,971	1,239,089	94,176	346,104	19,325	3,209,009
	$50,034,566	$24,592,639	$4,320,085	$3,112,859	$845,312	$70,118,500

8

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2014	Purchase cost	Sales proceeds	Realized gain (loss)[a]	Dividend income	Value at February 28, 2015
Lifestyle Aggressive Growth Fund
TIAA-CREF Emerging Markets Equity	$2,348,330	$825,282	$183,650	$(19,731)	$33,249	$2,770,873
TIAA-CREF Enhanced International Equity Index	2,769,296	884,421	195,107	89,839	107,407	3,183,722
TIAA-CREF Enhanced Large-Cap Growth Index	2,959,829	747,820	449,311	271,532	35,741	3,364,777
TIAA-CREF Enhanced Large-Cap Value Index	2,862,070	738,117	402,766	267,478	48,161	3,108,298
TIAA-CREF Global Natural Resources	727,936	279,080	92,875	(14,750)	13,611	801,470
TIAA-CREF Growth & Income	6,537,160	1,639,704	747,441	598,530	59,036	7,550,602
TIAA-CREF International Equity	4,332,253	1,757,967	559,229	(45,751)	69,006	5,402,745
TIAA-CREF International Opportunities	3,419,404	841,086	225,762	(17,835)	37,875	3,973,058
TIAA-CREF Large-Cap Growth	7,821,384	2,000,427	1,173,827	961,135	25,569	8,999,526
TIAA-CREF Large-Cap Value	7,573,903	1,555,673	637,751	364,669	146,418	8,593,242
TIAA-CREF Mid-Cap Growth	482,691	143,174	56,306	68,992	2,396	557,461
TIAA-CREF Mid-Cap Value	425,401	100,059	44,377	21,103	6,645	494,737
TIAA-CREF Money Market	4,048	—	—	—	—	4,048
TIAA-CREF Small-Cap Equity	2,389,618	853,114	255,028	331,380	19,291	2,902,039
	$44,653,323	$12,365,924	$5,023,430	$2,876,591	$604,405	$51,706,598

a	Includes realized gain distributions received.

Note 4—investments

Net unrealized appreciation (depreciation): At February 28, 2015, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifestyle Income	$52,536,974	$1,414,229	$(75,911)	$1,338,318
Lifestyle Conservative	102,145,888	4,206,666	(199,204)	4,007,462
Lifestyle Moderate	132,034,565	6,994,875	(247,119)	6,747,756
Lifestyle Growth	64,627,484	5,617,262	(126,246)	5,491,016
Lifestyle Aggressive Growth	45,345,719	6,440,863	(79,984)	6,360,879
9

TIAA-CREF Funds – Managed Allocation Fund

TIAA-CREF FUNDS

MANAGED ALLOCATION FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2015

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 38.8%
27,585,406	TIAA-CREF Bond Plus Fund	$295,991,404
479,997	TIAA-CREF High-Yield Fund	4,819,170
	TOTAL FIXED INCOME	300,810,574

INTERNATIONAL EQUITY - 19.3%
2,622,877	TIAA-CREF Emerging Markets Equity Fund	26,884,488
4,683,662	TIAA-CREF Enhanced International Equity Index Fund	35,783,180
843,044	TIAA-CREF Global Natural Resources Fund	7,444,078
3,782,351	TIAA-CREF International Equity Fund	43,534,862
3,339,474	TIAA-CREF International Opportunities Fund	36,166,509
	TOTAL INTERNATIONAL EQUITY	149,813,117

SHORT-TERM FIXED INCOME - 0.0%
73,544	TIAA-CREF Money Market Fund	73,544
	TOTAL SHORT-TERM FIXED INCOME	73,544

U.S. EQUITY - 41.8%
5,276,467	TIAA-CREF Enhanced Large-Cap Growth Index Fund	62,367,837
5,583,821	TIAA-CREF Enhanced Large-Cap Value Index Fund	57,848,389
4,197,097	TIAA-CREF Growth & Income Fund	52,463,715
3,811,631	TIAA-CREF Large-Cap Growth Fund	60,300,008
3,258,540	TIAA-CREF Large-Cap Value Fund	59,533,518
116,562	TIAA-CREF Mid-Cap Growth Fund	2,594,676
92,091	TIAA-CREF Mid-Cap Value Fund	2,287,533
1,500,407	TIAA-CREF Small-Cap Equity Fund	26,767,261
	TOTAL U.S. EQUITY	324,162,937

	TOTAL TIAA-CREF FUNDS	774,860,172
	(Cost $674,703,340)

	TOTAL INVESTMENTS - 99.9%	774,860,172
	(Cost $674,703,340)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	1,041,913
	NET ASSETS - 100.0%	$775,902,085

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedule of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended February 28, 2015, there were no transfers between levels by the Fund.

As of February 28, 2015, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2014	Purchase cost	Sales proceeds	Realized gain (loss) (a)	Dividend income	Value at February 28, 2015
TIAA CREF Managed Allocation Fund
TIAA-CREF Bond Plus	$277,892,585	$39,019,050	$20,715,461	$3,560,074	$5,859,019	$295,991,404
TIAA-CREF Emerging Markets Equity	24,977,579	3,978,775	—	—	323,956	26,884,488
TIAA-CREF Enhanced International Equity Index	34,211,263	5,501,167	843,172	1,198,380	1,204,697	35,783,180
TIAA-CREF Enhanced Large-Cap Growth Index	58,835,658	7,277,184	5,875,981	5,749,769	652,226	62,367,837
TIAA-CREF Enhanced Large-Cap Value Index	56,959,741	7,387,528	4,966,200	5,740,029	886,827	57,848,389
TIAA-CREF Global Natural Resources	7,201,937	1,282,498	26,443	(4,111)	124,007	7,444,078
TIAA-CREF Growth & Income	48,988,384	6,267,980	3,743,707	4,823,795	413,750	52,463,715
TIAA-CREF High-Yield	14,593,820	4,598,601	14,214,965	32,993	230,140	4,819,170
TIAA-CREF International Equity	36,060,296	11,288,920	2,989,255	(114,603)	554,309	43,534,862
TIAA-CREF International Opportunities	34,163,662	3,818,107	1,250,892	(29,106)	348,931	36,166,509
TIAA-CREF Large-Cap Growth	58,320,941	8,854,203	9,468,857	7,749,476	173,964	60,300,008
TIAA-CREF Large-Cap Value	56,216,623	4,887,617	2,424,973	3,023,879	1,001,805	59,533,518
TIAA-CREF Mid-Cap Growth	2,477,443	633,742	474,160	368,941	11,095	2,594,676
TIAA-CREF Mid-Cap Value	2,093,054	286,877	155,956	109,751	29,435	2,287,533
TIAA-CREF Money Market	73,544	—	—	—	—	73,544
TIAA-CREF Small-Cap Equity	23,844,711	6,655,106	3,086,218	3,357,831	174,455	26,767,261
	$736,911,241	$111,737,355	$70,236,240	$35,567,098	$11,988,616	$774,860,172

(a)	Includes realized gains distributions received.

Note 4—investments

Net unrealized appreciation (depreciation): At February 28, 2015, the cost of portfolio investments for federal income tax purposes was $674,703,340. Net unrealized appreciation (depreciation) of portfolio investments for federal income tax purposes was $100,156,832, consisting of gross unrealized appreciation of $102,991,863, and gross unrealized depreciation of $(2,835,031).

3

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date: April 13, 2015	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: April 13, 2015	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer
(principal executive officer)

Date: April 13, 2015	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer